Summary of material accounting policy information - Schedule of Scope of Consolidation (Details) - EUR (€) € in Thousands					12 Months Ended
	Dec. 07, 2025	Dec. 03, 2025	Jan. 01, 2024	Apr. 27, 2023	Dec. 31, 2025	Dec. 31, 2024
CGU Ermenegildo Zegna Korea Co.Ltd.
Accounting Policies [Line Items]
Group’s percentage interest			100.00%
Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Proportion of ownership interest in associate					15.00%	15.00%
Tom Ford International LLC
Accounting Policies [Line Items]
Proportion of ownership interest in associate				15.00%
Norda Run Inc.
Accounting Policies [Line Items]
Proportion of ownership interest in associate		7.50%			32.50%	25.00%
Tizeta S.r.l.
Accounting Policies [Line Items]
Company					Tizeta S.r.l.
Registered office					Sesto Fiorentino (FI)
Issued capital					€ 284,278
Group’s percentage interest					100.00%	100.00%
Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Company					Tom Ford Distribution S.r.l.
Registered office					Sesto Fiorentino (FI)
Issued capital					€ 117,616
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Company					Ermenegildo Zegna Monaco S.a.r.l.
Registered office					Principato di Monaco
Issued capital					€ 150,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Registered office					Amsterdam (Netherlands)
Issued capital					€ 9,153,722
Ermenegildo Zegna N.V. | Filati Biagioli Modesto S.p.A.
Accounting Policies [Line Items]
Issued capital					€ 16,884,402
Name of associate					Filati Biagioli Modesto S.r.l. (1)
Principal place of business of associate					Montale (PT)
Name of the Investor					Ermenegildo Zegna N.V.
Proportion of ownership interest in associate					48.50%	45.00%
Ermenegildo Zegna N.V. | Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Issued capital					€ 3,358,000
Name of associate					Luigi Fedeli e Figlio S.r.l.
Principal place of business of associate					Monza (MB)
Name of the Investor					Ermenegildo Zegna N.V.
Proportion of ownership interest in associate					15.00%	15.00%
Ermenegildo Zegna N.V. | Sharmoon.EZ.Garments Co. Ltd
Accounting Policies [Line Items]
Issued capital					€ 100,000,000
Name of foreign associates, joint arrangements and other investments					Sharmoon.EZ.Garments Co. Ltd
Principal place of business of other investments					Wenzhou (China)
Group’s percentage interest					5.00%	5.00%
Name of the Investor					Ermenegildo Zegna N.V.
Ermenegildo Zegna N.V. | Consorzio Re. Crea
Accounting Policies [Line Items]
Issued capital					€ 1,038,543
Name of foreign associates, joint arrangements and other investments					Consorzio Re.Crea
Principal place of business of other investments					Milan
Group’s percentage interest					5.00%
Name of the Investor					Ermenegildo Zegna N.V.
Proportion of ownership interests held by non-controlling interests					15.40%	15.40%
Ermenegildo Zegna N.V. | In.co. S.p.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					In.co. S.p.A.
Registered office					Valdilana (BI)
Issued capital					€ 4,050,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Percentage interest, per investor					0.364
Ermenegildo Zegna N.V. | Lanificio Ermenegildo Zegna e Figli S.p.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Lanificio Ermenegildo Zegna e Figli S.p.A.
Registered office					Valdilana (BI)
Issued capital					€ 3,100,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ezi S.p.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ezi S.p.A.
Registered office					Milan
Issued capital					€ 5,750,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | EZ Service S.r.l.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					EZ Service S.r.l.
Registered office					Valdilana (BI)
Issued capital					€ 500,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Bonotto S.p.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Bonotto S.p.A.
Registered office					Colceresa (VI)
Issued capital					€ 1,239,600
Group’s percentage interest					60.00%	60.00%
Ermenegildo Zegna N.V. | Cappellificio Cervo S.r.l.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Cappellificio Cervo S.r.l.
Registered office					Biella
Issued capital					€ 300,000
Group’s percentage interest					51.00%	51.00%
Ermenegildo Zegna N.V. | Gruppo Dondi S.p.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Gruppo Dondi S.p.A.
Registered office					Carpi (MO)
Issued capital					€ 1,502,800
Group’s percentage interest					65.00%	65.00%
Ermenegildo Zegna N.V. | Tessitura Ubertino S.r.l.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Tessitura Ubertino S.r.l.
Registered office					Valdilana (BI)
Issued capital					€ 100,000
Group’s percentage interest					60.00%	60.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Registered office					Istanbul (Turkey)
Issued capital					€ 118,291,439
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna H.m.b.H.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna H.m.b.H.
Registered office					Wien (Austria)
Issued capital					€ 610,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Société de Textiles Astrum France S.à.r.l.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Société de Textiles Astrum France S.à.r.l.
Registered office					Paris (France)
Issued capital					€ 500,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna GmbH
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna GmbH
Registered office					Munich (Germany)
Issued capital					€ 500,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna Japan Co., LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Zegna Japan Co., LTD
Registered office					Minato-Ku-Tokyo (Japan)
Issued capital					€ 100,000,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Fantasia (London) Limited
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Fantasia (London) Limited
Registered office					London (UK)
Issued capital					€ 499,800
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna S.A. de C.V.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna S.A. de C.V.
Registered office					Ciudad de Mexico (Mexico)
Issued capital					€ 459,600,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ezeti Portugal. S.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ezeti Portugal. S.A.
Registered office					Lisbon (Portugal)
Issued capital					€ 800,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Italco S.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Italco S.A.
Registered office					Sant Quirze (Spain)
Issued capital					€ 1,911,300
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Czech s.r.o
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Czech s.r.o
Registered office					Prague (Czech Republic)
Issued capital					€ 1,350,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Co.Ti. Service S.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Co.Ti. Service S.A.
Registered office					Stabio (Switzerland)
Issued capital					€ 27,940,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Consitex S.A.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Consitex S.A.
Registered office					Stabio (Switzerland)
Issued capital					€ 15,000,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Corporation
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Corporation
Registered office					New York, NY
Issued capital					€ 500,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna (China) Enterprise Management Co., Ltd.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Zegna (China) Enterprise Management Co., Ltd.
Registered office					Shanghai (China)
Issued capital					€ 58,309,140
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna (China) Co., LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna (China) Co., LTD
Registered office					Shanghai (China)
Issued capital					€ 50,000,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Hong Kong LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Hong Kong LTD
Registered office					Hong Kong
Issued capital					€ 538,240,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | E.Z. Trading (Hong Kong) LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					E.Z. Trading (Hong Kong) LTD
Registered office					Hong Kong
Issued capital					€ 82,120,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Canada Inc.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Canada Inc.
Registered office					Toronto (Canada)
Issued capital					€ 700,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. New Zealand LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					E. Z. New Zealand LTD
Registered office					Auckland (New Zealand)
Issued capital					€ 5,800,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. Thai Holding Ltd
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					E. Z. Thai Holding Ltd
Registered office					Bangkok (Thailand)
Issued capital					€ 3,000,000
Group’s percentage interest					49.00%	49.00%
Ermenegildo Zegna N.V. | Zegna South Asia Private LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Zegna South Asia Private LTD
Registered office					Mumbai (India)
Issued capital					€ 902,316,770
Group’s percentage interest					51.00%	51.00%
Ermenegildo Zegna N.V. | ISMACO TEKSTİL LİMİTED ŞİRKETİ
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					ISMACO TEKSTİL LİMİTED ŞİRKETİ
Registered office					Istanbul (Turkey)
Issued capital					€ 10,000,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ezesa Brasil Participacoes LTDA
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ezesa Brasil Participacoes LTDA
Registered office					San Paolo (Brazil)
Issued capital					€ 77,481,487
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Maroc S.A.R.L.A.U.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Maroc S.A.R.L.A.U.
Registered office					Casablanca (Morocco)
Issued capital					€ 530,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Vietnam LLC
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Vietnam LLC
Registered office					Hanoi City (Vietnam)
Issued capital					€ 132,294,900,000
Group’s percentage interest					90.00%	90.00%
Ermenegildo Zegna N.V. | Zegna Doha Trading WLL
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Zegna Doha Trading WLL (6)
Registered office					Doha (Qatar)
Issued capital					€ 2,000,000
Group’s percentage interest					70.00%	0.00%
Ermenegildo Zegna N.V. | EZ US Holding Inc
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					EZ US Holding Inc. (7)
Registered office					Wilmington (U.S.A.)
Issued capital					€ 1,000,099
Group’s percentage interest					0.00%	100.00%
Ermenegildo Zegna N.V. | E.Zegna Attica Single Member Societé Anonyme
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					E.Zegna Attica Single Member Societé Anonyme
Registered office					Athens (Greece)
Issued capital					€ 650,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenelgildo Zegna Denmark ApS
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenelgildo Zegna Denmark ApS
Registered office					Aarhus (Denmark)
Issued capital					€ 400,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | EZ CA Holding Corp.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					EZ CA Holding Corp.
Registered office					Toronto (Canada)
Issued capital					€ 1,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | CGU Ermenegildo Zegna Korea Co.Ltd.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Ermenegildo Zegna Korea Co. Ltd.
Registered office					Seoul (Korea)
Issued capital					€ 11,134,170,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Percentage interest, per investor					0.99
Ermenegildo Zegna N.V. | Thom Browne Inc.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Thom Browne Inc.
Registered office					Wilmington (U.S.A.)
Issued capital					€ 5,510
Group’s percentage interest					92.00%	92.00%
Ermenegildo Zegna N.V. | Tom Ford International LLC
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna N.V.
Company					Tom Ford International LLC
Registered office					Delaware (U.S.A.)
Issued capital					€ 11,000,099
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Percentage interest, per investor					0.364
Tom Ford International LLC | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Percentage interest, per investor					0.1498
Tom Ford International LLC | Tom Ford Switzerland Sagl
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Switzerland Sagl
Registered office					Stabio (Switzerland)
Issued capital					€ 1,000,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail UK Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Retail UK Limited
Registered office					London (UK)
Issued capital					€ 1
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Studio Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Studio Limited
Registered office					London (UK)
Issued capital					€ 50,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | T.F. Property Ltd
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					T.F. Property Ltd (2)
Registered office					London (UK)
Issued capital					€ 1
Group’s percentage interest					0.00%	100.00%
Tom Ford International LLC | Tom Ford Retail LLC
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Retail LLC
Registered office					New York (U.S.A.)
Issued capital					€ 2,060,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Hong Kong Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Retail Hong Kong Limited
Registered office					Hong Kong
Issued capital					€ 1,000,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Hong Kong Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Hong Kong Limited
Registered office					Hong Kong
Issued capital					€ 1,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Korea (Yuhan Hoesa)
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Retail Korea (Yuhan Hoesa)
Registered office					Seoul (Korea)
Issued capital					€ 50,000,000
Group’s percentage interest					100.00%	100.00%
Tom Ford International LLC | Tom Ford Retail Japan GK (Godo Kaisha)
Accounting Policies [Line Items]
Held directly by					Tom Ford International LLC
Company					Tom Ford Retail Japan GK (Godo Kaisha)
Registered office					Tokyo (Japan)
Issued capital					€ 10,000,000
Group’s percentage interest					100.00%	100.00%
Tom Ford Distribution S.r.l. | Tizeta S.r.l.
Accounting Policies [Line Items]
Held directly by					Tom Ford Distribution S.r.l.
Percentage interest, per investor					0.272
Tom Ford Distribution S.r.l. | Tom Ford Showroom Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford Distribution S.r.l.
Company					Tom Ford Showroom Limited
Registered office					London (UK)
Issued capital					€ 1
Group’s percentage interest					100.00%	100.00%
Thom Browne Trading SA | Thom Browne Services Italy S.r.l.
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne Services Italy S.r.l.
Registered office					Milan
Issued capital					€ 10,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne France Services
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne France Services
Registered office					Paris (France)
Issued capital					€ 50,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne UK Limited
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne UK Limited
Registered office					Beckenham (UK)
Issued capital					€ 1
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne (China) Co., Ltd.
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne (China) Co., Ltd.
Registered office					Shanghai (China)
Issued capital					€ 195,973,210
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne (Macau) Limited
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne (Macau) Limited
Registered office					Hong Kong
Issued capital					€ 500,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne Canada
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne Canada
Registered office					Vancouver (Canada)
Issued capital					€ 100
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne Hong Kong Limited
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne Hong Kong Limited
Registered office					Hong Kong
Issued capital					€ 500,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | Thom Browne Eyewear (T.B.E.) SA
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne Eyewear (T.B.E.) SA
Registered office					Stabio (Switzerland)
Issued capital					€ 1,000,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Trading SA | CGU Thom Browne Korea Ltd.
Accounting Policies [Line Items]
Held directly by					Thom Browne Trading SA
Company					Thom Browne Korea Ltd.
Registered office					Seoul (South Korea)
Issued capital					€ 100,000,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Services Italy S.r.l | Thom Browne Retail Italy S.r.l.
Accounting Policies [Line Items]
Held directly by					Thom Browne Services Italy S.r.l.
Company					Thom Browne Retail Italy S.r.l.
Registered office					Milan
Issued capital					€ 10,000
Group’s percentage interest					92.00%	92.00%
Tom Ford Switzerland Sagl | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Held directly by					Tom Ford Switzerland Sagl
Percentage interest, per investor					0.8502
Ezeti S.L. | Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Held directly by					Ezeti S.L.
Company					Ermenegildo Zegna Madrid S.A. (3)
Registered office					Barcelona (Spain)
Issued capital					€ 901,500
Group’s percentage interest					0.00%	100.00%
Italco S.A. | Ezeti S.L.
Accounting Policies [Line Items]
Held directly by					Italco S.A.
Company					Ezeti S.L.
Registered office					Barcelona (Spain)
Issued capital					€ 500,032
Group’s percentage interest					100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna Far-East Pte LTD
Accounting Policies [Line Items]
Held directly by					Consitex S.A.
Company					Ermenegildo Zegna Far-East Pte LTD
Registered office					Singapore
Issued capital					€ 21,776,432
Group’s percentage interest					100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna (Macau) LTD
Accounting Policies [Line Items]
Held directly by					Consitex S.A.
Company					Ermenegildo Zegna (Macau) LTD
Registered office					Kowloon Bay (Hong Kong)
Issued capital					€ 4,650,000
Group’s percentage interest					100.00%	100.00%
Consitex S.A. | Zegna Gulf Trading LLC
Accounting Policies [Line Items]
Held directly by					Consitex S.A.
Company					Zegna Gulf Trading LLC
Registered office					Dubai (UAE)
Issued capital					€ 300,000
Group’s percentage interest					49.00%	49.00%
Consitex S.A. | Zegna Consitex Arabia For Trading LLC
Accounting Policies [Line Items]
Held directly by					Consitex S.A.
Company					Zegna Consitex Arabia for Trading LLC
Registered office					Riyadh (KSA)
Issued capital					€ 28,600,000
Group’s percentage interest					70.00%	70.00%
Consitex S.A. | Ermenegildo Zegna Monaco S.a.r.l
Accounting Policies [Line Items]
Held directly by					Consitex S.A.
Percentage interest, per investor					0.01
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Australia PTY LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna Far-East Pte LTD
Company					Ermenegildo Zegna Australia PTY LTD
Registered office					Sydney (Australia)
Issued capital					€ 18,000,000
Group’s percentage interest					100.00%	100.00%
Ermenegildo Zegna Far-East Pte LTD | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna Far-East Pte LTD
Percentage interest, per investor					0.31
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Malaysia Sdn. Bhd.
Accounting Policies [Line Items]
Held directly by					Ermenegildo Zegna Far-East Pte LTD
Company					Ermenegildo Zegna Malaysia Sdn. Bhd.
Registered office					Kuala Lumpur (Malaysia)
Issued capital					€ 3,000,000
Group’s percentage interest					100.00%	100.00%
E. Z. Thai Holding Ltd | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Held directly by					E. Z. Thai Holding Ltd
Company					The Italian Fashion Co. LTD
Registered office					Bangkok (Thailand)
Issued capital					€ 16,000,000
Group’s percentage interest					65.00%	65.00%
Percentage interest, per investor					0.34
Zegna Gulf Trading LLC | Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Accounting Policies [Line Items]
Held directly by					Zegna Gulf Trading LLC
Company					Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Registered office					Kuwait City (Kuwait)
Issued capital					€ 125,000
Group’s percentage interest					49.00%	49.00%
Thom Browne Inc. | Thom Browne Japan Inc.
Accounting Policies [Line Items]
Held directly by					Thom Browne Inc.
Company					Thom Browne Japan Inc.
Registered office					Tokyo (Japan)
Issued capital					€ 1,000,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Inc. | Thom Browne Trading SA
Accounting Policies [Line Items]
Held directly by					Thom Browne Inc.
Company					Thom Browne Trading SA
Registered office					Stabio (Switzerland)
Issued capital					€ 100,000
Group’s percentage interest					92.00%	92.00%
Thom Browne Eyewear SA | Thom Browne Eyewear France SAS
Accounting Policies [Line Items]
Held directly by					Thom Browne Eyewear SA
Company					Thom Browne Eyewear France SAS
Registered office					Paris (France)
Issued capital					€ 40,000
Group’s percentage interest					92.00%	92.00%
Tom Ford Retail Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford Retail Hong Kong Limited
Company					Tom Ford Retail Macau Limited (4)
Registered office					Macau
Issued capital					€ 25,000
Group’s percentage interest					0.00%	100.00%
Percentage interest, per investor					0.96
Tom Ford Retail Hong Kong Limited | Tom Ford Clothing Retail Shanghai Company Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford Retail Hong Kong Limited
Company					Tom Ford Clothing Retail Shanghai Company Limited
Registered office					Shanghai (China)
Issued capital					€ 37,000,155
Group’s percentage interest					100.00%	100.00%
EZ CA Holding Corp. | Tom Ford International LLC
Accounting Policies [Line Items]
Issued capital					€ 8,069,414
Name of foreign associates, joint arrangements and other investments					Norda Run Inc. (5)
Principal place of business of associate					Toronto (Canada)
Name of the Investor					EZ CA Holding Corp.
Proportion of ownership interest in associate					32.50%	25.00%
Lanificio Ermenegildo Zegna e Figli S.p.A | Acquedotto Piancone S.r.l.
Accounting Policies [Line Items]
Issued capital					€ 42,000
Name of foreign associates, joint arrangements and other investments					Acquedotto Piancone S.r.l.
Principal place of business of other investments					Valdilana (BI)
Group’s percentage interest					67.00%	67.00%
Name of the Investor					Lanificio Ermenegildo Zegna e Figli S.p.A.
Lanificio Ermenegildo Zegna e Figli S.p.A | Pettinatura di Verrone S.r.l.
Accounting Policies [Line Items]
Issued capital					€ 3,000,000
Name of foreign associates, joint arrangements and other investments					Pettinatura di Verrone S.r.l.
Principal place of business of other investments					Verrone (BI)
Name of the Investor					Lanificio Ermenegildo Zegna e Figli S.p.A.
Proportion of ownership interests held by non-controlling interests					15.00%	15.00%
Bonotto S.p.A. | F2 S.r.l.
Accounting Policies [Line Items]
Issued capital					€ 90,000
Name of foreign associates, joint arrangements and other investments					F2 S.r.l.
Principal place of business of other investments					Schio (VI)
Name of the Investor					Bonotto S.p.A.
Proportion of ownership interests held by non-controlling interests					29.00%	29.00%
Tom Ford Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Held directly by					Tom Ford Hong Kong Limited
Percentage interest, per investor					0.04
Zegna Doha Trading WLL
Accounting Policies [Line Items]
Proportion of ownership interest in associate	70.00%